UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH INCOME FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48448-1212                                  (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
October 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (65.7%)

            CONSUMER DISCRETIONARY (9.3%)
            -----------------------------
            ADVERTISING (0.3%)
$   6,784   Clear Channel Communications, Inc. (a)              3.86%      1/29/2016     $    5,597
                                                                                         ----------
            APPAREL RETAIL (0.4%)
    5,000   Limited Brands, Inc.                                6.95       3/01/2033          5,081
    1,850   Limited Brands, Inc.                                7.60       7/15/2037          1,917
                                                                                         ----------
                                                                                              6,998
                                                                                         ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    4,344   Kellwood Co. (b)                                   12.88      12/31/2014          2,731
                                                                                         ----------
            AUTO PARTS & EQUIPMENT (0.1%)
    1,277   Federal-Mogul Corp. (a)                             2.15      12/29/2014          1,201
      652   Federal-Mogul Corp. (a)                             2.15      12/28/2015            613
                                                                                         ----------
                                                                                              1,814
                                                                                         ----------
            BROADCASTING (0.5%)
    5,000   Sinclair Television Group, Inc. (c)                 6.13      10/01/2022          5,187
    5,000   Univision Communications, Inc. (c)                  8.50       5/15/2021          5,050
                                                                                         ----------
                                                                                             10,237
                                                                                         ----------
            CABLE & SATELLITE (1.4%)
    5,000   Atlantic Broadband Finance, LLC (a)                 9.75      10/04/2019          5,222
    5,000   Cablevision Systems Corp.                           8.00       4/15/2020          5,638
    5,000   CCO Holdings, LLC                                   6.63       1/31/2022          5,450
    5,000   Cequel Communications Holdings I, LLC and
              Cequel Capital Corp. (c)                          8.63      11/15/2017          5,375
    4,500   Mediacom Broadband, LLC                             6.38       4/01/2023          4,556
                                                                                         ----------
                                                                                             26,241
                                                                                         ----------
            CASINOS & GAMING (3.9%)
    5,000   Boyd Gaming Corp.                                   7.13       2/01/2016          4,912
    1,941   Caesar's Entertainment Operating Co., Inc. (a)      5.46       1/26/2018          1,745
    6,025   Caesar's Entertainment Operating Co., Inc.         10.00      12/15/2018          3,796
    4,000   Caesars Operating Escrow, LLC (c)                   8.50       2/15/2020          3,940
    6,000   Chester Downs & Marina, LLC (c)                     9.25       2/01/2020          6,000
    5,041   CityCenter Holdings, LLC                           10.75       1/15/2017          5,356
    1,500   Eldorado Resorts, LLC (c)                           8.63       6/15/2019          1,470
    2,199   Inn of the Mountain Gods Resort & Casino (b),(c)    1.25      11/30/2020          1,831
      600   Inn of the Mountain Gods Resort & Casino (c)        8.75      11/30/2020            589
    5,000   Isle of Capri Casinos, Inc. (c)                     8.88       6/15/2020          5,275
    6,000   Marina District Finance Co., Inc.                   9.88       8/15/2018          6,105
    8,000   MGM Resorts International (c)                       8.63       2/01/2019          8,690
    5,050   MTR Gaming Group, Inc. (c)                         11.50       8/01/2019          5,303
    5,000   Pinnacle Entertainment, Inc.                        8.75       5/15/2020          5,487
    4,988   Revel Entertainment, LLC (a)                        9.00       2/17/2017          2,968
    5,000   Scientific Games International, Inc. (c)            6.25       9/01/2020          5,087
    2,000   Shingle Springs Tribal Gaming Auth. (c)             9.38       6/15/2015          1,680
    3,000   Snoqualmie Entertainment Auth. (c)                  4.48 (d)   2/01/2014          2,993

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$     850   Snoqualmie Entertainment Auth. (c)                  9.13%      2/01/2015     $      865
                                                                                         ----------
                                                                                             74,092
                                                                                         ----------
            DEPARTMENT STORES (0.3%)
    3,200   Dillard's, Inc.                                     7.13       8/01/2018          3,540
    2,100   May Department Stores Co.                           7.88       8/15/2036          2,251
                                                                                         ----------
                                                                                              5,791
                                                                                         ----------
            HOMEBUILDING (0.6%)
    5,000   KB Home                                             7.50       9/15/2022          5,456
    5,000   Taylor Morrison Communities, Inc. (c)               7.75       4/15/2020          5,350
                                                                                         ----------
                                                                                             10,806
                                                                                         ----------
            LEISURE PRODUCTS (0.1%)
    1,000   PC Merger Sub, Inc. (c)                             8.88       8/01/2020          1,067
                                                                                         ----------
            MOVIES & ENTERTAINMENT (0.4%)
    5,000   AMC Entertainment, Inc.                             8.75       6/01/2019          5,550
    2,000   Production Resource Group, Inc.                     8.88       5/01/2019          1,430
                                                                                         ----------
                                                                                              6,980
                                                                                         ----------
            PUBLISHING (0.1%)
      195   American Media, Inc. (c)                           13.50       6/15/2018            180
    2,000   McClatchy Co.                                      11.50       2/15/2017          2,160
                                                                                         ----------
                                                                                              2,340
                                                                                         ----------
            RESTAURANTS (0.3%)
    5,000   NPC International, Inc.                            10.50       1/15/2020          5,769
    1,000   Wok Acquisition Corp. (c)                          10.25       6/30/2020          1,070
                                                                                         ----------
                                                                                              6,839
                                                                                         ----------
            SPECIALTY STORES (0.5%)
    4,988   Harbor Freight Tools USA, Inc. (a)                  5.50      11/14/2017          5,030
    1,000   Michaels Stores, Inc. (c)                           7.75      11/01/2018          1,079
    4,000   Michaels Stores, Inc.                               7.75      11/01/2018          4,315
                                                                                         ----------
                                                                                             10,424
                                                                                         ----------
            TIRES & RUBBER (0.3%)
    5,000   Goodyear Tire & Rubber Co.                          7.00       5/15/2022          5,269
                                                                                         ----------
            Total Consumer Discretionary                                                    177,226
                                                                                         ----------

            CONSUMER STAPLES (1.4%)
            -----------------------
            FOOD DISTRIBUTORS (0.3%)
    5,000   U.S. Foodservice (c)                                8.50       6/30/2019          5,262
                                                                                         ----------
            FOOD RETAIL (0.1%)
      910   Albertsons, Inc.                                    8.70       5/01/2030            555
    1,000   American Stores Co.                                 8.00       6/01/2026            900
                                                                                         ----------
                                                                                              1,455
                                                                                         ----------
            PACKAGED FOODS & MEAT (1.0%)
   15,000   Kraft Foods Group, Inc. (c)                         3.50       6/06/2022         16,297
    4,000   Reddy Ice Corp.                                    11.25       3/15/2015          4,090
    2,175   Reddy Ice Holdings, Inc., acquired 6/13/2012;
               cost $218(e),(f),(g)                            10.50      11/01/2012             --
                                                                                         ----------
                                                                                             20,387
                                                                                         ----------
            Total Consumer Staples                                                           27,104
                                                                                         ----------

            ENERGY (13.6%)
            --------------
            COAL & CONSUMABLE FUELS (0.7%)
    5,000   Alpha Natural Resources                             9.75       4/15/2018          5,081
    1,000   Arch Coal, Inc.                                     7.25      10/01/2020            890
    1,500   CONSOL Energy, Inc.                                 8.00       4/01/2017          1,594
    1,000   CONSOL Energy, Inc.                                 8.25       4/01/2020          1,065

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   1,000   James River Coal Co.                                7.88%      4/01/2019     $      655
    1,500   Murray Energy Corp. (c)                            10.25      10/15/2015          1,478
    2,000   Peabody Energy Corp.                                7.88      11/01/2026          2,150
                                                                                         ----------
                                                                                             12,913
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    5,000   Basic Energy Services                               7.75       2/15/2019          5,000
    5,000   Global Geophysical Services, Inc.                  10.50       5/01/2017          4,750
      868   Helix Energy Solutions Group, Inc. (c)              9.50       1/15/2016            899
                                                                                         ----------
                                                                                             10,649
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (6.6%)
    5,000   Alta Mesa Holdings, LP                              9.63      10/15/2018          5,075
   10,000   Bill Barrett Corp. (h)                              7.00      10/15/2022         10,300
    5,000   BreitBurn Energy (c)                                7.88       4/15/2022          5,200
    7,000   Carrizo Oil & Gas, Inc.                             8.63      10/15/2018          7,577
    5,000   Chaparral Energy, Inc.                              8.25       9/01/2021          5,487
    5,000   Comstock Resources, Inc.                            7.75       4/01/2019          5,100
    2,500   Comstock Resources, Inc.                            9.50       6/15/2020          2,688
    1,000   EP Energy, LLC (c)                                  7.75       9/01/2022          1,040
    5,000   EV Energy Partners, LP                              8.00       4/15/2019          5,288
    5,000   Everest Acquisition, LLC (c)                        9.38       5/01/2020          5,550
    5,000   Forest Oil Corp. (c)                                7.50       9/15/2020          5,125
    5,053   GMX Resources, Inc. (b)                            13.00      12/01/2017          4,820
    5,000   Magnum Hunter Resources (c)                         9.75       5/15/2020          5,150
    3,500   NFR Energy, LLC (c)                                 9.75       2/15/2017          3,211
    4,750   NFR Energy, LLC (c)                                 9.75       2/15/2017          4,358
    5,000   Penn Virginia Corp.                                 7.25       4/15/2019          4,825
    5,000   Plains Exploration & Production Co.                 6.50      11/15/2020          5,006
    6,000   Quicksilver Resources, Inc.                        11.75       1/01/2016          6,210
   10,000   Quicksilver Resources, Inc.                         7.13       4/01/2016          8,750
    5,000   Samson Investment Co. (a)                           6.00       9/13/2018          5,053
    5,000   Samson Investment Co. (c)                           9.75       2/15/2020          5,300
   10,000   SandRidge Energy, Inc. (c)                          7.50       2/15/2023         10,400
    5,000   Venoco, Inc.                                        8.88       2/15/2019          4,425
                                                                                         ----------
                                                                                            125,938
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   PDC Energy, Inc.                                    7.75      10/15/2022          5,113
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.5%)
    5,000   Atlas Pipeline, LP (c)                              6.63      10/01/2020          5,200
    5,000   Copano Energy, LLC                                  7.13       4/01/2021          5,287
    5,061   El Paso Corp.                                       7.80       8/01/2031          6,049
   11,400   Enbridge Energy Partners, LP (h)                    8.05      10/01/2037         13,038
    2,500   Energy Transfer Equity, LP                          7.50      10/15/2020          2,856
    9,000   Enterprise Products Operating, LLC                  7.03       1/15/2068         10,294
   12,250   Enterprise Products Operating, LP                   7.00       6/01/2067         13,364
    1,000   Genesis Energy, LP                                  7.88      12/15/2018          1,065
    4,000   Genesis Energy, LP (c)                              7.88      12/15/2018          4,260
    5,000   MarkWest Energy Partners, LP                        6.50       8/15/2021          5,437
   10,000   NGPL PipeCo, LLC                                    7.12      12/15/2017         10,775
    3,000   NGPL PipeCo, LLC (c)                                9.63       6/01/2019          3,458
    5,000   NGPL PipeCo, LLC (c)                                7.77      12/15/2037          5,162
    5,000   Sabine Pass LNG, LP                                 7.50      11/30/2016          5,487
    2,000   Sabine Pass LNG, LP (c)                             6.50      11/01/2020          2,048
    5,000   Southern Union Co.                                  3.46 (d)  11/01/2066          4,144
    3,000   Targa Resources Partners, LP (c)                    6.88       2/01/2021          3,270
    3,000   Targa Resources Partners, LP (c)                    5.25       5/01/2023          3,045
    1,000   Teekay Corp.                                        8.50       1/15/2020          1,058
                                                                                         ----------
                                                                                            105,297
                                                                                         ----------
            Total Energy                                                                    259,910
                                                                                         ----------

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            FINANCIALS (14.3%)
            ------------------
            CONSUMER FINANCE (1.7%)
$   7,000   Ally Financial, Inc.                                5.50%      2/15/2017     $    7,415
    4,000   American Express Co.                                6.80       9/01/2066          4,360
    8,000   Capital One Financial Corp.                         7.69       8/15/2036          8,145
    6,000   Credit Acceptance Corp.                             9.13       2/01/2017          6,615
    5,000   Ford Motor Credit Co., LLC                          5.75       2/01/2021          5,725
                                                                                         ----------
                                                                                             32,260
                                                                                         ----------
            DIVERSIFIED BANKS (1.2%)
    4,000   Compass Bank                                        6.40      10/01/2017          4,311
    1,800   USB Realty Corp. (c)                                1.49 (d)           -(i)       1,523
   15,000   Wells Fargo & Co.                                   3.50       3/08/2022         16,047
                                                                                         ----------
                                                                                             21,881
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    1,000   Lehman Brothers Holdings, Inc.(g)                   5.75       4/25/2011            229
    1,500   Lehman Brothers Treasury Co. B.V. (g)               6.88       5/02/2018            570
                                                                                         ----------
                                                                                                799
                                                                                         ----------
            LIFE & HEALTH INSURANCE (2.7%)
    1,000   Americo Life, Inc. (c)                              7.88       5/01/2013          1,029
    3,000   Forethought Financial Group (c)                     8.63       4/15/2021          3,820
    2,000   Great-West Life & Annuity Insurance Co. (c)         7.15       5/16/2046          2,074
   23,000   Lincoln National Corp.                              7.00       5/17/2066         23,690
    2,000   MetLife, Inc.                                      10.75       8/01/2039          3,025
   18,000   StanCorp Financial Group, Inc.                      6.90       6/01/2067         18,000
                                                                                         ----------
                                                                                             51,638
                                                                                         ----------
            MULTI-LINE INSURANCE (2.7%)
   21,299   Genworth Financial, Inc.                            6.15      11/15/2066         14,670
   25,000   Glen Meadow (c)                                     6.51       2/12/2067         23,000
   15,000   Nationwide Mutual Insurance Co. (c)                 5.81      12/15/2024         14,420
                                                                                         ----------
                                                                                             52,090
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
    9,000   ABN AMRO North America Holding Co. (c)              6.47               -(i)       9,090
    5,000   General Electric Capital Corp.                      6.25               -(i)       5,474
    4,000   General Electric Capital Trust I                    6.38      11/15/2067          4,295
    6,034   ILFC E-Capital Trust I (c)                          4.52 (d)  12/21/2065          4,314
   16,362   ILFC E-Capital Trust II (c)                         6.25      12/21/2065         13,662
    5,000   International Lease Finance Corp.                   8.63       1/15/2022          6,069
    1,000   Washington Mutual Bank (g)                          5.55       6/16/2030            331
                                                                                         ----------
                                                                                             43,235
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (1.9%)
    2,300   Assured Guaranty U.S. Holdings, Inc.                6.40      12/15/2066          1,944
    1,000   Financial Security Assurance Holdings Ltd. (c)      6.40      12/15/2066            780
    3,780   Hanover Insurance Group, Inc.                       8.21       2/03/2027          3,917
    5,400   Ironshore Holdings, Inc. (c)                        8.50       5/15/2020          6,093
    1,500   Kingsway America, Inc.                              7.50       2/01/2014          1,361
    6,000   Liberty Mutual Group, Inc. (c)                      7.00       3/15/2037          5,985
   14,000   PXRE Capital Trust I                                8.85       2/01/2027         14,380
    2,000   Zenith National Insurance Corp.                     8.55       8/01/2028          2,030
                                                                                         ----------
                                                                                             36,490
                                                                                         ----------
            REGIONAL BANKS (1.0%)
    1,000   AmSouth Bancorp.                                    6.75      11/01/2025          1,023
    1,500   First Empire Capital Trust I                        8.23       2/01/2027          1,508
    3,000   First Niagara Financial Group, Inc.                 7.25      12/15/2021          3,503
   10,409   Regions Bank                                        6.45       6/26/2037         10,773
    1,790   Regions Financial Corp.                             7.38      12/10/2037          1,931
                                                                                         ----------
                                                                                             18,738
                                                                                         ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            REITs - MORTGAGE (0.1%)
$   1,700   Walter Investment Management Corp. (a)              7.75%      6/30/2016     $    1,716
                                                                                         ----------
            REITs - Retail (0.3%)
    3,000   New Plan Excel Realty Trust, Inc.                   5.30       1/15/2015          2,783
    2,675   New Plan Excel Realty Trust, Inc.                   5.25       9/15/2015          2,481
    1,550   New Plan Excel Realty Trust, Inc.                   7.50       7/30/2029          1,017
                                                                                         ----------
                                                                                              6,281
                                                                                         ----------
            REITs - SPECIALIZED (0.3%)
    5,000   Aviv Healthcare Properties, LP                      7.75       2/15/2019          5,294
    1,000   Sabra Health Care                                   8.13      11/01/2018          1,077
                                                                                         ----------
                                                                                              6,371
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    1,000   Provident Funding Associations, LP (c)             10.25       4/15/2017          1,099
                                                                                         ----------
            Total Financials                                                                272,598
                                                                                         ----------

            HEALTH CARE (3.3%)
            ------------------
            HEALTH CARE EQUIPMENT (0.5%)
    1,500   Accellent, Inc.                                     8.38       2/01/2017          1,541
    1,500   Accellent, Inc.                                    10.00      11/01/2017          1,155
    1,985   Kinetic Concepts, Inc. (a)                          7.00       5/04/2018          2,014
    5,000   Universal Hospital Services, Inc. (c)               7.63       8/15/2020          5,200
                                                                                         ----------
                                                                                              9,910
                                                                                         ----------
            HEALTH CARE FACILITIES (1.4%)
   10,000   HCA Holdings, Inc.                                  7.75       5/15/2021         10,825
    5,000   IASIS Healthcare, LLC                               8.38       5/15/2019          4,625
    5,000   Kindred Healthcare, Inc.                            8.25       6/01/2019          4,925
    5,000   Tenet Healthcare Corp.                              8.00       8/01/2020          5,288
      500   USPI Finance Corp. (c)                              9.00       4/01/2020            550
                                                                                         ----------
                                                                                             26,213
                                                                                         ----------
            HEALTH CARE SERVICES (0.7%)
    2,916   Alliance HealthCare Services, Inc. (a)              7.25       6/01/2016          2,857
    2,000   Alliance HealthCare Services, Inc.                  8.00      12/01/2016          1,730
    2,500   ConvaTec Healthcare (c)                            10.50      12/15/2018          2,725
    5,000   Radiation Therapy Services, Inc.                    9.88       4/15/2017          3,550
    2,000   ResCare, Inc.                                      10.75       1/15/2019          2,240
                                                                                         ----------
                                                                                             13,102
                                                                                         ----------
            HEALTH CARE SUPPLIES (0.7%)
    1,000   DJO Finance, LLC                                   10.88      11/15/2014          1,032
    3,980   DJO Finance, LLC (a)                                6.25       9/15/2017          4,010
    1,000   DJO Finance, LLC                                    9.75      10/15/2017            845
    3,000   DJO Finance, LLC                                    7.75       4/15/2018          2,790
    5,000   VWR Funding, Inc. (c)                               7.25       9/15/2017          5,112
                                                                                         ----------
                                                                                             13,789
                                                                                         ----------
            Total Health Care                                                                63,014
                                                                                         ----------

            INDUSTRIALS (5.9%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
   22,500   Textron Financial Corp. (c)                         6.00       2/15/2067         19,687
                                                                                         ----------
            AIRLINES (1.8%)
      987   America West Airlines, Inc. Pass-Through Trust      6.87       1/02/2017          1,026
      506   America West Airlines, Inc. Pass-Through Trust      7.12       1/02/2017            490
    7,158   American Airlines, Inc. Pass-Through Trust          7.00       1/31/2018          7,310
    1,880   American Airlines, Inc. Pass-Through Trust          8.63      10/15/2021          1,965
    2,000   Continental Airlines, Inc. "B" Pass-Through Trust   6.25       4/11/2020          2,110
    3,000   Continental Airlines, Inc. Pass-Through Trust       5.50      10/29/2020          3,154
    4,910   United Air Lines, Inc. Pass-Through Trust (c)      12.00       1/15/2016          5,376

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5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   7,372   US Airways Group, Inc. Pass-Through Trust           8.50%      4/22/2017     $    7,556
    2,834   US Airways Group, Inc. Pass-Through Trust           9.75      10/22/2018          2,976
    1,923   US Airways Group, Inc. Pass-Through Trust
              (INS)                                             7.08       3/20/2021          1,986
                                                                                         ----------
                                                                                             33,949
                                                                                         ----------
            BUILDING PRODUCTS (0.3%)
    5,000   USG Corp. (c)                                       8.38      10/15/2018          5,475
                                                                                         ----------
            COMMERCIAL PRINTING (0.9%)
    5,000   Cenveo Corp.                                        8.88       2/01/2018          4,538
    5,035   Harland Clarke Holdings Corp.                       6.00 (d)   5/15/2015          3,776
    8,000   R.R. Donnelley & Sons Co.                           8.25       3/15/2019          8,280
                                                                                         ----------
                                                                                             16,594
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    5,000   ArvinMeritor, Inc.                                  8.13       9/15/2015          5,050
                                                                                         ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,000   International Wire Group, Inc. (c)                  9.75       4/15/2015          1,049
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
      715   Tomkins, LLC                                        9.00      10/01/2018            804
                                                                                         ----------
            INDUSTRIAL MACHINERY (0.6%)
    5,000   Dynacast International, LLC                         9.25       7/15/2019          5,275
      500   Mueller Water Products, Inc.                        7.38       6/01/2017            517
    1,350   Mueller Water Products, Inc.                        8.75       9/01/2020          1,556
    5,000   Thermadyne Holdings Corp.                           9.00      12/15/2017          5,300
                                                                                         ----------
                                                                                             12,648
                                                                                         ----------
            RAILROADS (0.4%)
    4,135   Florida East Coast Railway Corp.                    8.13       2/01/2017          4,404
    4,250   Southern Capital Corp. (c)                          5.70       6/30/2022          4,388
                                                                                         ----------
                                                                                              8,792
                                                                                         ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    3,500   UR Financing Escrow Corp. (c)                       7.38       5/15/2020          3,802
                                                                                         ----------
            TRUCKING (0.3%)
    5,000   Avis Budget Car Rental, LLC                         9.63       3/15/2018          5,594
                                                                                         ----------
            Total Industrials                                                               113,444
                                                                                         ----------

            INFORMATION TECHNOLOGY (2.7%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    3,500   Avaya, Inc.                                        10.13      11/01/2015          3,124
    3,500   Avaya, Inc. (c)                                     7.00       4/01/2019          3,211
                                                                                         ----------
                                                                                              6,335
                                                                                         ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    4,750   First Data Corp. (c)                                7.38       6/15/2019          4,940
    2,000   First Data Corp. (c)                                6.75      11/01/2020          2,010
    6,797   First Data Corp.                                   12.63       1/15/2021          7,052
    4,000   Lender Processing Services, Inc.                    5.75       4/15/2023          4,250
    4,000   SunGard Data Systems, Inc.                         10.25       8/15/2015          4,102
    5,000   SunGard Data Systems, Inc. (j)                      6.63      11/01/2019          5,069
                                                                                         ----------
                                                                                             27,423
                                                                                         ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    3,000   MEMC Electronic Materials, Inc.                     7.75       4/01/2019          2,254
                                                                                         ----------
            SEMICONDUCTORS (0.3%)
    3,000   Freescale Semiconductor, Inc. (c)                   9.25       4/15/2018          3,225
    2,170   Freescale Semiconductor, Inc.                      10.75       8/01/2020          2,289
                                                                                         ----------
                                                                                              5,514
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (0.3%)
$   5,000   Sophia, LP                                          9.75%      1/15/2019     $    5,369
                                                                                         ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    3,990   CDW, LLC                                            8.50       4/01/2019          4,279
                                                                                         ----------
            Total Information Technology                                                     51,174
                                                                                         ----------

            MATERIALS (4.4%)
            ----------------
            ALUMINUM (0.2%)
    4,000   Aleris International, Inc.                          7.63       2/15/2018          4,080
                                                                                         ----------
            COMMODITY CHEMICALS (0.2%)
    5,000   Hexion U.S. Finance Corp.                           8.88       2/01/2018          5,075
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.2%)
    4,000   Thompson Creek Metals Co., Inc.                     7.38       6/01/2018          3,180
                                                                                         ----------
            METAL & GLASS CONTAINERS (1.5%)
    8,500   Reynolds Group Holdings Ltd.                        7.88       8/15/2019          9,265
    6,000   Reynolds Group Holdings Ltd.                        9.88       8/15/2019          6,315
    8,000   Reynolds Group Holdings, Inc. (a)                   4.75       9/20/2018          8,043
    5,000   Reynolds Group Issuer, Inc. (c)                     5.75      10/15/2020          5,063
                                                                                         ----------
                                                                                             28,686
                                                                                         ----------
            PAPER PACKAGING (0.7%)
    3,000   Longview Fibre Paper & Packaging, Inc. (c)          8.00       6/01/2016          3,142
    3,265   Packaging Dynamics Corp. (c)                        8.75       2/01/2016          3,453
    7,000   Sealed Air Corp. (c)                                6.88       7/15/2033          6,615
                                                                                         ----------
                                                                                             13,210
                                                                                         ----------
            PAPER PRODUCTS (0.1%)
    5,000   Verso Paper Holdings, LLC                           8.75       2/01/2019          1,900
                                                                                         ----------
            SPECIALTY CHEMICALS (0.2%)
    5,000   Momentive Performance Materials, Inc.               9.00       1/15/2021          3,475
                                                                                         ----------
            STEEL (1.3%)
   12,000   Atkore International, Inc. (c)                      9.88       1/01/2018         12,060
    5,000   Edgen Murray Corp. (c)                              8.75      11/01/2020          4,987
    6,000   JMC Steel Group (c)                                 8.25       3/15/2018          6,120
    1,250   Metals USA, Inc.                                   11.13      12/01/2015          1,288
    1,000   Severstal Columbus Escrow, LLC                     10.25       2/15/2018          1,035
                                                                                         ----------
                                                                                             25,490
                                                                                         ----------
            Total Materials                                                                  85,096
                                                                                         ----------

            TELECOMMUNICATION SERVICES (5.5%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.6%)
   11,000   Level 3 Financing, Inc.                             8.13       7/01/2019         11,797
                                                                                         ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
    5,000   Cincinnati Bell, Inc.                               8.75       3/15/2018          5,075
   14,000   Citizens Communications Co.                         9.00       8/15/2031         15,015
    5,002   Frontier Communications Corp.                       8.75       4/15/2022          5,790
    3,000   GCI, Inc.                                           8.63      11/15/2019          3,255
   10,000   Windstream Corp. (c)                                7.50       6/01/2022         10,650
                                                                                         ----------
                                                                                             39,785
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.8%)
    9,250   Clearwire Communications, LLC (c)                  12.00      12/01/2015          9,898
    4,000   Clearwire Communications, LLC (c)                  12.00      12/01/2017          4,450
    5,000   Cricket Communications, Inc.                        7.75      10/15/2020          5,181
    4,000   MetroPCS Communications, Inc.                       6.63      11/15/2020          4,315
   10,907   Nextel Communications, Inc.                         7.38       8/01/2015         10,948
    2,000   NII Capital Corp.                                   8.88      12/15/2019          1,690

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,000   NII Capital Corp.                                   7.63%      4/01/2021     $    3,180
   12,000   Sprint Nextel Corp.                                 7.00       8/15/2020         13,215
                                                                                         ----------
                                                                                             52,877
                                                                                         ----------
            Total Telecommunication Services                                                104,459
                                                                                         ----------

            UTILITIES (5.3%)
            ----------------
            ELECTRIC UTILITIES (2.5%)
      387   FPL Energy National Wind Portfolio, LLC (c)         6.13       3/25/2019            314
      243   FPL Energy Wind Funding, LLC (c)                    6.88       6/27/2017            213
    2,000   FPL Group Capital, Inc.                             7.30       9/01/2067          2,217
    3,000   Otter Tail Corp.                                    9.00      12/15/2016          3,487
   24,630   PPL Capital Funding, Inc. (h)                       6.70       3/30/2067         25,979
    4,000   Texas Competitive Electric Holdings Co., LLC       10.25      11/01/2015            730
   19,960   Texas Competitive Electric Holdings Co., LLC (a)    4.75      10/10/2017         12,944
    3,000   Texas Competitive Electric Holdings Co., LLC (c)   11.50      10/01/2020          2,160
                                                                                         ----------
                                                                                             48,044
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.6%)
    7,000   AES Corp.                                           7.38       7/01/2021          7,858
    6,000   Calpine Corp. (c)                                   7.88       1/15/2023          6,660
   15,000   Genon Energy, Inc.                                  9.88      10/15/2020         16,912
                                                                                         ----------
                                                                                             31,430
                                                                                         ----------
            MULTI-UTILITIES (1.2%)
    9,790   Integrys Energy Group, Inc.                         6.11      12/01/2066         10,289
   11,025   Puget Sound Energy, Inc.                            6.97       6/01/2067         11,640
                                                                                         ----------
                                                                                             21,929
                                                                                         ----------
            Total Utilities                                                                 101,403
                                                                                         ----------
            Total Corporate Obligations (cost: $1,180,412)                                1,255,428
                                                                                         ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (12.1%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            CABLE & SATELLITE (0.2%)
    5,000   Nara Cable Funding Ltd. (c)                         8.88      12/01/2018          4,750
                                                                                         ----------
            EDUCATION SERVICES (0.2%)
    3,000   Nord Anglia Education Ltd. (c)                     10.25       4/01/2017          3,289
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.7%)
    2,500   Carlson Wagonlit B.V. (c)                           6.88       6/15/2019          2,625
    5,301   NCL Corp. Ltd.                                      9.50      11/15/2018          5,884
    5,000   Viking River Cruises Ltd. (c)                       8.50      10/15/2022          5,187
                                                                                         ----------
                                                                                             13,696
                                                                                         ----------
            Total Consumer Discretionary                                                     21,735
                                                                                         ----------

            CONSUMER STAPLES (0.5%)
            -----------------------
            PACKAGED FOODS & MEAT (0.5%)
    8,300   JBS S.A.                                           10.50       8/04/2016          9,234
                                                                                         ----------

            ENERGY (0.5%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000   Expro Finance Luxembourg SCA                        8.50      12/15/2016          2,060
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    5,000   OGX Petroleo e Gas Participacoes S.A. (c)           8.38       4/01/2022          4,212
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
$     3,000   Niska Gas Storage                                8.88%       3/15/2018     $    3,128
                                                                                         ----------
              Total Energy                                                                    9,400
                                                                                         ----------

              FINANCIALS (3.9%)
              -----------------
              DIVERSIFIED BANKS (1.0%)
      1,000   Barclays Bank plc (c)                            5.93                -(i)         985
      5,500   BayernLB Capital Trust l                         6.20                -(i)       2,519
      5,000   Royal Bank of Scotland Group plc (i)             7.64                -(i)       4,238
     10,000   Royal Bank of Scotland Group plc                 9.50        3/16/2022         11,489
                                                                                         ----------
                                                                                             19,231
                                                                                         ----------
              MULTI-LINE INSURANCE (0.7%)
      5,000   AXA S.A. (c)                                     6.46                -(i)       4,762
      8,272   ZFS Finance USA Trust II (c)                     6.45       12/15/2065          8,934
                                                                                         ----------
                                                                                             13,696
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      2,000   ING Capital Funding Trust III                    3.96 (d)            -(i)       1,886
      6,986   ING Groep N.V.                                   5.78                -(i)       6,637
                                                                                         ----------
                                                                                              8,523
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (1.6%)
      3,000   Catlin Insurance Co. Ltd. (c)                    7.25                -(i)       3,052
     22,000   QBE Capital Funding III, LP (c)                  7.25        5/24/2041         23,027
      4,000   XL Capital Ltd.                                  6.50                -(i)       3,730
                                                                                         ----------
                                                                                             29,809
                                                                                         ----------
              REGIONAL BANKS (0.0%)
      2,000   Glitnir Banki hf, acquired 1/25/2008; cost
                $1,830(c),(e),(g)                              4.75       10/15/2013            593
      1,000   Kaupthing Bank hf, acquired 1/25/2008; cost
                $888(c),(e),(g)                                5.75       10/04/2013            276
                                                                                         ----------
                                                                                                869
                                                                                         ----------
              REINSURANCE (0.1%)
      2,000   Max USA Holdings Ltd. (c)                        7.20        4/14/2017          2,106
                                                                                         ----------
              Total Financials                                                               74,234
                                                                                         ----------

              HEALTH CARE (0.5%)
              ------------------
              PHARMACEUTICALS (0.5%)
      5,000   Valeant Pharmaceuticals International, Inc. (c)  6.75        8/15/2021          5,337
      5,000   VPI Escrow Corp. (c)                             6.38       10/15/2020          5,288
                                                                                         ----------
                                                                                             10,625
                                                                                         ----------
              Total Health Care                                                              10,625
                                                                                         ----------

              INDUSTRIALS (0.6%)
              ------------------
              MARINE (0.3%)
      5,000   Navios Maritime Holdings, Inc.                   8.13        2/15/2019          4,450
      1,000   Stena AB                                         7.00       12/01/2016          1,005
                                                                                         ----------
                                                                                              5,455
                                                                                         ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      5,000   Ashtead Capital, Inc. (c)                        6.50        7/15/2022          5,300
                                                                                         ----------
              Total Industrials                                                              10,755
                                                                                         ----------

              INFORMATION TECHNOLOGY (0.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
      5,000   Magic Newco, LLC (a)                             7.25       12/12/2018          5,039
                                                                                         ----------

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
$   2,000   MMI International Ltd. (c)                         8.00%       3/01/2017     $    2,100
                                                                                         ----------
            Total Information Technology                                                      7,139
                                                                                         ----------

            MATERIALS (3.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,000   CEMEX Finance, LLC (c)                             9.50       12/14/2016          3,199
    1,000   CEMEX Finance, LLC                                 9.38       10/12/2022          1,050
    1,000   CEMEX, S.A. de C.V. (c)                            9.00        1/11/2018          1,042
                                                                                         ----------
                                                                                              5,291
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.3%)
    1,000   INEOS Finance plc (c)                              7.50        5/01/2020          1,018
    5,000   INEOS Group Holdings plc (c)                       8.50        2/15/2016          4,850
                                                                                         ----------
                                                                                              5,868
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Vedanta Resources plc (c)                          8.25        6/07/2021          5,188
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.6%)
    7,000   Ardagh Packaging Finance plc (c)                   7.38       10/15/2017          7,560
    4,000   Ardagh Packaging Finance plc (c)                   9.13       10/15/2020          4,200
                                                                                         ----------
                                                                                             11,760
                                                                                         ----------
            PAPER PACKAGING (0.3%)
    6,200   Smurfit Capital                                    7.50       11/20/2025          6,417
                                                                                         ----------
            PAPER PRODUCTS (0.8%)
    5,725   Mercer International, Inc.                         9.50       12/01/2017          6,126
    1,815   Sappi Papier Holding AG (c)                        7.50        6/15/2032          1,565
    8,600   Sappi Papier Holding GmbH (c)                      6.63        4/15/2021          8,170
                                                                                         ----------
                                                                                             15,861
                                                                                         ----------
            STEEL (1.0%)
   15,000   ArcelorMittal                                      7.50       10/15/2039         13,966
    5,000   FMG Resources (August 2006) Pty Ltd. (c)           6.88        4/01/2022          4,719
                                                                                         ----------
                                                                                             18,685
                                                                                         ----------
            Total Materials                                                                  69,070
                                                                                         ----------

            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,000   Sable Holdings Ltd. (c)                            8.75        2/01/2020          5,725
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    2,000   Digicel Group Ltd. (c)                             8.25        9/30/2020          2,165
    3,000   Intelsat Jackson Holdings Ltd. (a)                 3.21        2/03/2014          2,976
    5,000   Intelsat Jackson Holdings Ltd.                     7.25        4/01/2019          5,387
    3,000   Intelsat Jackson Holdings Ltd. (c)                 6.63       12/15/2022          2,989
                                                                                         ----------
                                                                                             13,517
                                                                                         ----------
            Total Telecommunication Services                                                 19,242
                                                                                         ----------
            Total Eurodollar and Yankee Obligations (cost: $221,949)                        231,434
                                                                                         ----------

            COMMERCIAL MORTGAGE SECURITIES (4.2%)

            FINANCIALS (4.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.2%)
    2,444   Banc of America Commercial Mortgage, Inc. (c)      5.23       12/10/2042          2,063
    4,060   Banc of America Commercial Mortgage, Inc.          5.77        5/10/2045          4,157
        6   Banc of America Commercial Mortgage, Inc. (c)      5.46        9/10/2047              7
      507   Banc of America Commercial Mortgage, Inc. (c)      6.14        9/10/2047            530

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   3,000   Banc of America Commercial Mortgage, Inc.          6.20%    2/10/2051        $    2,837
    2,500   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.46    12/11/2040             2,162
    4,000   Bear Stearns Commercial Mortgage Securities,
              Inc.                                             5.21     2/11/2041             3,877
    5,000   Citigroup Commercial Mortgage Trust                5.40     7/15/2044             5,202
    2,500   Citigroup Commercial Mortgage Trust                5.73     3/15/2049             2,456
    1,000   Credit Suisse First Boston Mortgage Securities
              Corp. (c)                                        5.78    12/15/2035               999
    3,213   Credit Suisse First Boston Mortgage Securities
              Corp. (c)                                        5.02     1/15/2037             3,072
    4,110   GE Capital Commercial Mortgage Corp.               5.33     3/10/2044             3,738
    5,000   GE Capital Commercial Mortgage Corp.               5.61    12/10/2049             4,908
    2,000   GMAC Commercial Mortgage Securities, Inc.          4.97    12/10/2041             1,718
    1,000   GS Mortgage Securities Corp. II                    5.53     8/10/2038             1,030
    6,000   GS Mortgage Securities Corp. II                    5.82     8/10/2038             5,331
    2,830   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.16     9/12/2037             1,951
    2,151   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.32     1/12/2043             2,250
    3,378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.33    12/15/2044             3,570
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.48     5/15/2045             1,916
    3,750   Merrill Lynch Mortgage Trust                       5.10     7/12/2038             2,596
    5,000   Merrill Lynch Mortgage Trust                       5.67     5/12/2039             4,825
    5,000   Merrill Lynch Mortgage Trust                       5.05     8/12/2039             4,669
    1,755   Morgan Stanley Capital I, Inc.                     5.15     8/13/2042             1,746
    1,445   Morgan Stanley Capital I, Inc.                     5.17     8/13/2042             1,412
    3,000   Morgan Stanley Capital I, Inc.                     5.79     7/12/2044             3,162
    3,000   Wachovia Bank Commercial Mortgage Trust            5.36    12/15/2044             2,703
    5,000   Wachovia Bank Commercial Mortgage Trust            5.37    11/15/2048             4,205
                                                                                         ----------
                                                                                             79,092
                                                                                         ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      841   Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $41(e)                           1.05     5/17/2040                44
                                                                                         ----------
            Total Financials                                                                 79,136
                                                                                         ----------
            Total Commercial Mortgage Securities (cost: $75,183)                             79,136
                                                                                         ----------

            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.2%)
    4,000   Mashantucket (Western) Pequot Tribe, acquired
              10/05/2009; cost $1,410(c),(g)                   5.91     9/01/2021             2,686
    1,025   Seneca Nation of Indians Capital Improvements
              Auth.                                            6.75    12/01/2013             1,023
                                                                                         ----------
                                                                                              3,709
                                                                                         ----------
            Total Municipal Bonds (cost: $3,804)                                              3,709
                                                                                         ----------

            EXCHANGE-TRADED FUNDS (4.2%)

            EXCHANGE-TRADED FUNDS (4.2%)
      596   iShares iBoxx High Yield Corporate Bond Fund                                     55,212
      637   SPDR Barclays Capital High Yield Bond Fund                                       25,703
                                                                                         ----------
            Total Exchange-Traded Funds                                                      80,915
                                                                                         ----------
            Total Exchange-Traded Funds (cost: $80,082)                                      80,915
                                                                                         ----------

================================================================================

11  | USAA High Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (9.5%)

            COMMON STOCKS (5.4%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
   56,444   Lear Corp.                                                                   $    2,405
      427   MD Investors Corp.*(f)                                                               --
                                                                                         ----------
                                                                                              2,405
                                                                                         ----------
            CABLE & SATELLITE (0.6%)
   69,330   Charter Communications, Inc. "A"*                                                 5,367
  138,580   Comcast Corp. "A"                                                                 5,198
   13,121   Time Warner Cable, Inc.                                                           1,300
                                                                                         ----------
                                                                                             11,865
                                                                                         ----------
            CATALOG RETAIL (0.0%)
   10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528*(c),(e),(f)           938
                                                                                         ----------
            DEPARTMENT STORES (0.2%)
   89,363   Macy's, Inc.                                                                      3,402
                                                                                         ----------
            GENERAL MERCHANDISE STORES (0.2%)
   54,685   Target Corp.                                                                      3,486
                                                                                         ----------
            HOME FURNISHINGS (0.1%)
   73,070   Tempur-Pedic International, Inc.*                                                 1,932
                                                                                         ----------
            MOVIES & ENTERTAINMENT (0.1%)
   24,195   Walt Disney Co.                                                                   1,187
                                                                                         ----------
            PUBLISHING (0.0%)
   50,096   American Media, Inc., acquired 12/22/2010; cost $969*(c),(e),(f)                    199
                                                                                         ----------
            Total Consumer Discretionary                                                     25,414
                                                                                         ----------

            CONSUMER STAPLES (0.5%)
            -----------------------
            DRUG RETAIL (0.2%)
   69,500   CVS Caremark Corp.                                                                3,225
                                                                                         ----------
            HOUSEHOLD PRODUCTS (0.2%)
   47,242   Kimberly-Clark Corp.                                                              3,942
                                                                                         ----------
            PACKAGED FOODS & MEAT (0.1%)
  123,650   Tyson Foods, Inc. "A"                                                             2,079
                                                                                         ----------
            Total Consumer Staples                                                            9,246
                                                                                         ----------

            ENERGY (0.8%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
   37,302   Chevron Corp.                                                                     4,111
   47,063   Royal Dutch Shell plc "A" ADR                                                     3,223
                                                                                         ----------
                                                                                              7,334
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
   88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(e),(f)              1,178
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
  169,107   EPL Oil & Gas, Inc.*                                                              3,659
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.0%)
   15,000   Valero Energy Corp.                                                                 437
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   77,935   Spectra Energy Corp.                                                         $    2,250
                                                                                         ----------
            Total Energy                                                                     14,858
                                                                                         ----------

            FINANCIALS (0.5%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
   64,582   MetLife, Inc.                                                                     2,292
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   67,332   JPMorgan Chase & Co.                                                              2,806
                                                                                         ----------
            REITs - OFFICE (0.0%)
   10,000   MPG Office Trust, Inc.*                                                              33
                                                                                         ----------
            REITs - SPECIALIZED (0.0%)
   10,000   Strategic Hotel Capital, Inc.*                                                       55
   10,951   Sunstone Hotel Investors, Inc.*                                                     108
                                                                                         ----------
                                                                                                163
                                                                                         ----------
            SPECIALIZED FINANCE (0.1%)
   35,130   CME Group, Inc.                                                                   1,965
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  115,241   People's United Financial, Inc.                                                   1,386
                                                                                         ----------
            Total Financials                                                                  8,645
                                                                                         ----------

            HEALTH CARE (0.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
   21,330   C.R. Bard, Inc.                                                                   2,052
    3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(c),(e),(f)              57
                                                                                         ----------
                                                                                              2,109
                                                                                         ----------
            PHARMACEUTICALS (0.5%)
   50,662   Johnson & Johnson                                                                 3,588
   50,900   Merck & Co., Inc.                                                                 2,322
   52,607   Novartis AG ADR                                                                   3,181
                                                                                         ----------
                                                                                              9,091
                                                                                         ----------
            Total Health Care                                                                11,200
                                                                                         ----------

            INDUSTRIALS (0.3%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
      518   Quad Graphics, Inc.                                                                  10
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
  120,000   General Electric Co.                                                              2,527
                                                                                         ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
   41,150   WESCO International, Inc.*                                                        2,670
                                                                                         ----------
            Total Industrials                                                                 5,207
                                                                                         ----------

            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   42,548   Automatic Data Processing, Inc.                                                   2,459
                                                                                         ----------
            SEMICONDUCTORS (0.1%)
   74,500   Intel Corp.                                                                       1,611
                                                                                         ----------
            SYSTEMS SOFTWARE (0.2%)
  115,450   Microsoft Corp.                                                                   3,294
                                                                                         ----------
            Total Information Technology                                                      7,364
                                                                                         ----------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            MATERIALS (0.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.0%)
      596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(e),(f)                  $       --
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.0%)
   20,716   E.I. du Pont de Nemours & Co.                                                       922
                                                                                         ----------
            GOLD (0.2%)
   43,000   Barrick Gold Corp.                                                                1,741
   33,650   Newmont Mining Corp.                                                              1,836
                                                                                         ----------
                                                                                              3,577
                                                                                         ----------
            PAPER PRODUCTS (0.2%)
   54,650   Clearwater Paper Corp.*                                                           2,161
   57,700   International Paper Co.                                                           2,067
                                                                                         ----------
                                                                                              4,228
                                                                                         ----------
            SPECIALTY CHEMICALS (0.2%)
   60,988   LyondellBasell Industries N.V. "A"                                                3,256
                                                                                         ----------
            STEEL (0.0%)
   20,000   Worthington Industries, Inc.                                                        433
                                                                                         ----------
            Total Materials                                                                  12,416
                                                                                         ----------

            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  109,203   AT&T, Inc.                                                                        3,777
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   40,677   Crown Castle International Corp.*                                                 2,715
   74,489   Vodafone Group plc ADR                                                            2,028
                                                                                         ----------
                                                                                              4,743
                                                                                         ----------
            Total Telecommunication Services                                                  8,520
                                                                                         ----------
            Total Common Stocks (cost: $88,076)                                             102,870
                                                                                         ----------

            PREFERRED SECURITIES (4.1%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
  120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)       12,266
                                                                                         ----------

            ENERGY (1.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
       22   Chesapeake Energy Corp., 5.75%, perpetual (c)                                    21,029
                                                                                         ----------

            FINANCIALS (2.0%)
            -----------------
            CONSUMER FINANCE (0.4%)
    3,000   Ally Financial, Inc.                                                              2,891
  200,000   GMAC Capital Trust I, 8.13%, perpetual                                            5,228
                                                                                         ----------
                                                                                              8,119
                                                                                         ----------
            DIVERSIFIED BANKS (0.4%)
    8,000   US Bancorp, 7.19%, perpetual                                                      7,118
                                                                                         ----------
            LIFE & HEALTH INSURANCE (0.2%)
  138,054   Delphi Financial Group, Inc., 7.38%, perpetual                                    3,478
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                               MARKET
$(000)/                                                                                               VALUE
SHARES      SECURITY                                                                                  (000)
-----------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   36,000   ING Groep N.V., 7.20%, perpetual                                                     $      910
   26,500   ING Groep N.V., 7.38%, perpetual                                                            669
   57,500   ING Groep N.V., 8.50%, perpetual                                                          1,502
                                                                                                 ----------
                                                                                                      3,081
                                                                                                 ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $2,000   Security Capital Assurance Ltd., 6.88%, perpetual(f)                                         --
                                                                                                 ----------
            REINSURANCE (0.3%)
    3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007
            - 3/02/2007; cost $3,109*(e),(f)                                                            750
   $5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                                   5,220
                                                                                                 ----------
                                                                                                      5,970
                                                                                                 ----------
            REITs - OFFICE (0.4%)
  240,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      6,427
   20,000   MPG Office Trust, Inc., 7.63%, perpetual*                                                   446
   20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual                 507
                                                                                                 ----------
                                                                                                      7,380
                                                                                                 ----------
            REITs - SPECIALIZED (0.1%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                    1,727
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                  506
                                                                                                 ----------
                                                                                                      2,233
                                                                                                 ----------
            Total Financials                                                                         37,379
                                                                                                 ----------

            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  200,000   Qwest Corp., 7.38%, cumulative                                                            5,448
                                                                                                 ----------

            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
       27   Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                                        2,916
                                                                                                 ----------
            Total Preferred Securities (cost: $77,625)                                               79,038
                                                                                                 ----------

            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            CABLE & SATELLITE (0.0%)
    5,016   Charter Communications Inc. "A"*                                                            161
                                                                                                 ----------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(f)                                                        --
                                                                                                 ----------
            Total Consumer Discretionary                                                                161
                                                                                                 ----------
            Total Warrants (cost: $28)                                                                  161
                                                                                                 ----------
            Total Equity Securities (cost: $165,729)                                                182,069
                                                                                                 ----------

================================================================================

15  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPAN                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.9%)

            COMMERCIAL PAPER (2.2%)

            ENERGY (0.7%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
$  13,771   Apache Corp. (c),(k)                               0.42%      11/02/2012     $   13,771
                                                                                         ----------

            UTILITIES (1.5%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
   14,534   Interstate Power & Light (k)                       0.42       11/05/2012         14,533
   12,876   Northeast Utilities (k)                            0.40       11/01/2012         12,876
                                                                                         ----------
                                                                                             27,409
                                                                                         ----------
            Total Utilities                                                                  27,409
                                                                                         ----------
            Total Commercial Paper                                                           41,180
                                                                                         ----------

            VARIABLE-RATE DEMAND NOTES (0.7%)

            MUNICIPAL BONDS (0.7%)
            ----------------------
            NURSING/CCRC (0.7%)
    9,360   Health Facilities Auth. (LOC - Sovereign Bank)     1.00       11/15/2033          9,360
    4,430   Westmoreland County IDA (LOC - Sovereign Bank)     1.00        1/01/2036          4,430
                                                                                         ----------
                                                                                             13,790
                                                                                         ----------
            Total Municipal Bonds                                                            13,790
                                                                                         ----------
            Total Variable-Rate Demand Notes                                                 13,790
                                                                                         ----------


NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.0%)
  502,556    State Street Institutional Liquid Reserve Fund, 0.19% (l)                          503
                                                                                         ----------
             Total Money Market Instruments (cost: $55,473)                                  55,473
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,782,632)                                        $1,888,164
                                                                                         ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                $          --     $ 1,225,123     $     30,305     $   1,255,428
  Eurodollar And Yankee Obligations               --         231,434               --           231,434
  Commercial Mortgage Securities                  --          79,136               --            79,136
  Municipal Bonds                                 --           3,709               --             3,709
  Exchange-Traded Funds                       80,915              --               --            80,915
Equity Securities:
  Common Stocks                              100,497              --            2,373           102,870
  Preferred Securities                        12,847          65,441              750            79,038
  Warrants                                       161              --               --               161
Money Market Instruments:
  Commercial Paper                                --          41,180               --            41,180
  Variable-Rate Demand Notes                      --          13,790               --            13,790
  Money Market Funds                             503              --               --               503
-------------------------------------------------------------------------------------------------------
Total                                  $     194,923     $ 1,659,813     $     33,428     $   1,888,164
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                              PREFERRED
                                                     CORPORATE OBLIGATIONS   COMMON STOCK    SECURITIES
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                           $229         $2,373          $750
Purchases                                                                -              -             -
Sales                                                                 (846)             -             -
Transfers into Level 3                                              30,814              -             -
Transfers out of Level 3                                                 -              -             -
Net realized gain (loss)                                                (4)             -             -
Change in net unrealized appreciation/depreciation                     112              -             -
-------------------------------------------------------------------------------------------------------
Balance as of October 31, 2012                                     $30,305         $2,373          $750
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, corporate obligations with a fair value of $30,814,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period:
These securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA High Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

================================================================================

19  | USAA High Income Fund

================================================================================

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities, certain bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                        FAIR VALUE AT                           SIGNIFICANT
                      OCTOBER 31, 2012        VALUATION        UNOBSERVABLE
ASSETS                  ($ IN 000's)         TECHNIQUE(s)         INPUT(s)             RANGE
EQUITY SECURITIES:
Common Stocks             $1,434              Market        Revenue Multiple(a)    0.08x - 1.90x
                                           Comparables
                                                            EBITDA Multiple(a)     0.33x - 11.10x

                                                            Earnings per
                                                              Share Multiple(a)         2.30x

                                                            Discount for lack
                                                              of marketability(b)  0.01x - 1.00x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of October 31, 2012, the Fund's outstanding when-issued commitments, including interest purchased, were $14,481,000. Also, included in this amount is $9,451,000, for securities which were sold prior to October 31, 2012.

D. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $149,822,000 and $44,290,000, respectively, resulting in net unrealized appreciation of $105,532,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,910,991,000 at October 31, 2012, and, in total, may not

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21  | USAA High Income Fund

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equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at October 31, 2012.

F. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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                                         Notes to Portfolio of Investments |  22

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

IDA   Industrial Development Authority/Agency

REIT  Real estate investment trust

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2012.

(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $4,035,000, which represented 0.2% of the Fund's net assets.

(f) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(g) Currently the issuer is in default with respect to interest and/or principal payments.

(h) At October 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j) At October 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $14,520,000, of which $9,451,000 were sold prior to October 31, 2012.

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23  | USAA High Income Fund

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(k)   Commercial paper issued in reliance on the "private placement"
      exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
      Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(l) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  24


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.